Loans And Allowance For Credit Losses (Summary Of Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 2,144,027	[1]	¥ 2,031,868
Unpaid principal balance	2,297,406	[1]	2,219,889
Related allowance	935,147	[1]	872,153
Impaired loans held for sales	1,000
Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	323,042	[1],[2]	319,679	[2]
Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,820,985	[1]	1,712,189
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,451,472		1,324,672
Unpaid principal balance	1,512,998		1,387,029
Related allowance	664,755		616,769
Commercial [Member] | Domestic [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	289,189	[2]	279,330	[2]
Commercial [Member] | Domestic [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,162,283		1,045,342
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	446,315		358,478
Unpaid principal balance	464,349		376,393
Related allowance	215,269		187,081
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	53,348	[2]	56,268	[2]
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	392,967		302,210
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	55,701		55,836
Unpaid principal balance	58,686		60,498
Related allowance	27,361		19,986
Commercial [Member] | Domestic [Member] | Construction [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	14,275	[2]	22,034	[2]
Commercial [Member] | Domestic [Member] | Construction [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	41,426		33,802
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	194,809		163,339
Unpaid principal balance	205,264		176,520
Related allowance	51,344		52,165
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	73,781	[2]	50,982	[2]
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	121,028		112,357
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	172,900		176,606
Unpaid principal balance	177,533		182,044
Related allowance	70,620		74,707
Commercial [Member] | Domestic [Member] | Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	37,694	[2]	36,378	[2]
Commercial [Member] | Domestic [Member] | Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	135,206		140,228
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	387,173		368,688
Unpaid principal balance	396,386		375,464
Related allowance	214,843		192,671
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	63,741	[2]	69,051	[2]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	323,432		299,637
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,528		9,671
Unpaid principal balance	11,635		11,777
Related allowance	2,045		2,314
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	200	[2]	253	[2]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,328		9,418
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	50,893		51,611
Unpaid principal balance	53,593		54,063
Related allowance	23,131		23,278
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	13,691	[2]	12,534	[2]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	37,202		39,077
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	58,354		63,101
Unpaid principal balance	60,002		63,336
Related allowance	37,694		40,484
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,442	[2]	8,918	[2]
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	48,912		54,183
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	75,799		77,342
Unpaid principal balance	85,550		86,934
Related allowance	22,448		24,083
Commercial [Member] | Domestic [Member] | Consumer [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	23,017	[2]	22,912	[2]
Commercial [Member] | Domestic [Member] | Consumer [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	52,782		54,430
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	158,781		154,426
Unpaid principal balance	158,819		155,433
Related allowance	93,700		89,049
Commercial [Member] | Foreign-excluding UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	44	[2]	177	[2]
Commercial [Member] | Foreign-excluding UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	158,737		154,249
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	33,640		34,550
Unpaid principal balance	51,144		56,054
Related allowance	10,817		10,704
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	76	[2]	78	[2]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	33,564		34,472
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	319,291		326,962
Unpaid principal balance	371,999		406,740
Related allowance	119,598		102,892
Residential [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	15,799	[2]	23,513	[2]
Residential [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	303,492		303,449
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	135,704		146,789
Unpaid principal balance	151,946		164,659
Related allowance	42,853		47,418
Card [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,488	[2]	1,666	[2]
Card [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	134,216		145,123
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	45,139		44,469
Unpaid principal balance	50,500		49,974
Related allowance	3,424		5,321
UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	16,446	[2]	14,915	[2]
UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 28,693		¥ 29,554

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,000 million.
[2]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.